Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Schedule of other liabilities

The other liabilities line item is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Accounts and notes payable	214,216	163,216
Income received in advance	640	673
Adjustment due to macro-hedging valuation	-	7,039
Guarantees received (margin accounts) (1)	994,714	540,091
Notes payable through brokerage and simultaneous transactions (3)	1,418,340	50,807
Other payable obligations (2)	61,555	94,779
Withholding VAT	8,147	1,990
Accounts payable insurance companies	9,510	8,424
Other liabilities	99,203	33,388

Total	2,806,325	900,407

(1)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
(2)	Other payable obligations mainly relate to settlement of derivatives and other financial transactions derived from the operation of the Bank.
(3)	In December 2019, Santander Corredora de Bolsa acted as an intermediary in the public offering of shares held between Latam and Delta, which was passed to the shareholders on January 3, 2019.